UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Optimize Strategy Index ETF
OPTZ (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Optimize Strategy Index ETF for the period of April 22, 2024, to September 30, 2024. You can find additional information about the Fund at   https://www.optzfund.com/optz. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Optimize Strategy Index ETF	$24*	0.50%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.
**	Expense Ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$154,520,862
Number of Holdings	331
Portfolio Turnover	39%
Visit https://www.optzfund.com/optz for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Holdings	(%)
Arista Networks, Inc.	1.3%
Intel Corp.	1.3%
First Solar, Inc.	1.3%
Advanced Micro Devices, Inc.	1.3%
NVIDIA Corp.	1.3%
SMART Global Holdings, Inc.	1.3%
Applied Materials, Inc.	1.2%
Dell Technologies, Inc. - Class C	1.2%
Salesforce, Inc.	1.2%
F5, Inc.	1.2%

Top Sectors	(%)
Technology	25.7%
Consumer, Cyclical	18.3%
Communications	15.7%
Consumer, Non-cyclical	14.0%
Financial	11.0%
Industrial	10.0%
Energy	2.4%
Basic Materials	1.8%
Utilities	0.7%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.optzfund.com/optz.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sound Capital Solutions LLC documents not be householded, please contact Sound Capital Solutions LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sound Capital Solutions LLC or your financial intermediary.
Optimize Strategy Index ETF	PAGE 1	TSR-SAR-00777X538

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

OPTIMIZE STRATEGY INDEX ETF
Financial Statements
September 30, 2024

Optimize Strategy Index ETF
Schedule of Investments
September 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Banking, Investing & Insurance - 11.0%
AerCap Holdings NV	3,607	$341,655
Allstate Corp.	1,760	333,784
American Express Co.	1,337	362,594
Ameriprise Financial, Inc.	728	342,022
Apollo Global Management, Inc.	3,019	377,103
Arch Capital Group Ltd.(a)	2,958	330,941
Ares Management Corp. - Class A	2,280	355,315
Assurant, Inc.	1,693	336,670
Assured Guaranty Ltd.	4,022	319,829
Axos Financial, Inc.(a)	5,151	323,895
BlackRock, Inc.	376	357,016
Block, Inc.(a)	5,118	343,571
Bread Financial Holdings, Inc.	5,903	280,865
Brighthouse Financial, Inc.(a)	7,715	347,406
Broadridge Financial Solutions, Inc.	1,569	337,382
Brown & Brown, Inc.	3,144	325,718
Cboe Global Markets, Inc.	1,546	316,729
Chubb Ltd.	1,090	314,345
Cincinnati Financial Corp.	2,411	328,185
CME Group, Inc.	1,421	313,544
Coinbase Global, Inc. - Class A(a)	2,193	390,727
Corpay, Inc.(a)	1,034	323,394
Fidelis Insurance Holdings Ltd.	17,168	310,054
Fiserv, Inc.(a)	1,920	344,928
Global Payments, Inc.	3,009	308,182
Globe Life, Inc.	3,056	323,661
Goldman Sachs Group, Inc.	681	337,170
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,176	350,767
Hartford Financial Services Group, Inc.	2,737	321,899
Intercontinental Exchange, Inc.	2,033	326,581
KKR & Co., Inc.	2,697	352,174
LendingClub Corp.(a)	29,902	341,780
loanDepot, Inc. - Class A(a)	130,080	355,118
MarketAxess Holdings, Inc.	1,220	312,564
Moody’s Corp.	687	326,043
Mr Cooper Group, Inc.(a)	3,652	336,641
MSCI, Inc.	582	339,265
Navient Corp.	19,791	308,542
NCR Atleos Corp.(a)	11,248	320,905
Paysafe Ltd.(a)	14,690	329,497
PennyMac Mortgage Investment Trust	23,692	337,848
PROG Holdings, Inc.	7,283	353,153
Progressive Corp.	1,314	333,441
Prudential Financial, Inc.	2,880	348,768
RenaissanceRe Holdings Ltd.	1,264	344,314
S&P Global, Inc.	640	330,637
Selective Insurance Group, Inc.	3,513	327,763
T Rowe Price Group, Inc.	3,203	348,903
Travelers Cos., Inc.	1,391	325,661

	Shares	Value
Visa, Inc. - Class A	1,165	$320,317
Willis Towers Watson PLC	1,121	330,168
		17,049,434
Bits & Bytes - 36.6%(b)
Adobe, Inc.(a)	356	184,330
Advanced Micro Devices, Inc.(a)	12,326	2,022,450
Apple, Inc.	7,612	1,773,596
Applied Materials, Inc.	9,539	1,927,355
Arista Networks, Inc.(a)	5,342	2,050,365
Axcelis Technologies, Inc.(a)	17,190	1,802,372
Benchmark Electronics, Inc.	41,134	1,823,059
Booz Allen Hamilton Holding Corp.	11,022	1,793,941
Cadence Design Systems, Inc.(a)	6,723	1,822,135
Cirrus Logic, Inc.(a)	12,753	1,584,050
Crowdstrike Holdings, Inc. - Class A (a)	6,549	1,836,798
Dell Technologies, Inc. - Class C	15,820	1,875,303
F5, Inc.(a)	8,431	1,856,506
First Solar, Inc.(a)	8,122	2,025,952
GoDaddy, Inc. - Class A(a)	11,216	1,758,444
Infinera Corp.(a)	268,998	1,815,737
Intel Corp.	86,883	2,038,275
International Business Machines Corp.	8,038	1,777,041
Itron, Inc.(a)	16,680	1,781,591
Motorola Solutions, Inc.	3,894	1,750,859
NVIDIA Corp.	16,409	1,992,709
Qualys, Inc.(a)	13,581	1,744,615
Roper Technologies, Inc.	2,946	1,639,272
Salesforce, Inc.	6,813	1,864,786
ServiceNow, Inc.(a)	2,035	1,820,084
SMART Global Holdings, Inc.(a)	93,544	1,959,746
Synopsys, Inc.(a)	3,585	1,815,408
TE Connectivity PLC	11,698	1,766,281
TTM Technologies, Inc.(a)	94,038	1,716,194
VeriSign, Inc.(a)	9,202	1,748,012
Vizio Holding Corp. - Class A(a)	149,038	1,664,754
Wix.com Ltd.(a)	10,339	1,728,371
		56,760,391
Building Blocks - 2.8%
Air Products and Chemicals, Inc.	895	266,477
Ashland, Inc.	2,820	245,255
Avient Corp.	5,331	268,256
Carpenter Technology Corp.	1,849	295,063
Celanese Corp.	1,967	267,433
Eagle Materials, Inc.	980	281,897
Eastman Chemical Co.	2,476	277,188
Ecolab, Inc.	963	245,883
Gatos Silver, Inc.(a)	20,542	309,773
Linde PLC	515	245,583
Louisiana-Pacific Corp.	2,617	281,223
Martin Marietta Materials, Inc.	470	252,978
PureCycle Technologies, Inc.(a)	49,217	467,562

The accompanying notes are an integral part of these financial statements.

1

Optimize Strategy Index ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Blocks - (Continued)
Sherwin-Williams Co.	667	$254,574
Vulcan Materials Co.	1,018	254,938
		4,214,083
Communication & Media Services - 9.9%
AMC Entertainment Holdings, Inc.(a)	193,305	879,538
AppLovin Corp. - Class A(a)	11,264	1,470,514
AST SpaceMobile, Inc.(a)	34,905	912,766
AT&T, Inc.	45,346	997,612
Comcast Corp. - Class A	23,939	999,932
Electronic Arts, Inc.	6,593	945,700
InterDigital, Inc.	6,892	976,114
Lumen Technologies, Inc.(a)	156,058	1,108,012
Meta Platforms, Inc. - Class A	1,896	1,085,346
Netflix, Inc.(a)	1,427	1,012,128
RingCentral, Inc. - Class A(a)	32,479	1,027,311
T-Mobile US, Inc.	4,927	1,016,736
Trump Media & Technology Group Corp.(a)	53,297	856,483
Walt Disney Co.	10,764	1,035,389
Zoom Video Communications, Inc. - Class A(a)	14,120	984,729
		15,308,310
Consumer Elastic - 15.6%
Abercrombie & Fitch Co. - Class A(a)	3,967	554,983
Amazon.com, Inc.(a)	3,007	560,294
Aptiv PLC(a)	7,541	543,027
Autoliv, Inc.	5,364	500,837
Beazer Homes USA, Inc.(a)	16,727	571,562
Brinker International, Inc.(a)	7,503	574,205
Burlington Stores, Inc.(a)	1,987	523,535
Caleres, Inc.	13,393	442,639
Carvana Co.(a)	3,709	645,773
Churchill Downs, Inc.	3,776	510,553
Crocs, Inc.(a)	4,010	580,688
Dana, Inc.	50,801	536,459
Deckers Outdoor Corp.(a)	3,617	576,731
Dick’s Sporting Goods, Inc.	2,378	496,289
Domino’s Pizza, Inc.	1,267	544,987
Etsy, Inc.(a)	9,661	536,475
Five Below, Inc.(a)	6,251	552,276
Garmin Ltd.	2,872	505,558
Genuine Parts Co.	3,851	537,908
Hanesbrands, Inc.(a)	81,695	600,458
Las Vegas Sands Corp.	12,949	651,852
Lear Corp.	4,667	509,403
Light & Wonder, Inc. - Class A(a)	4,906	445,121
Lowe’s Cos., Inc.	2,114	572,577
Lululemon Athletica, Inc.(a)	1,949	528,861
Marriott International, Inc./MD - Class A	2,261	562,085

	Shares	Value
McDonald’s Corp.	1,780	$542,028
Norwegian Cruise Line Holdings Ltd.(a)	29,197	598,830
ODP Corp.(a)	17,586	523,184
O’Reilly Automotive, Inc.(a)	461	530,888
Petco Health & Wellness Co., Inc.(a)	168,903	768,508
PVH Corp.	5,390	543,474
Ralph Lauren Corp.	2,983	578,314
Ross Stores, Inc.	3,287	494,726
Royal Caribbean Cruises Ltd.	3,302	585,643
Sally Beauty Holdings, Inc.(a)	43,152	585,573
Signet Jewelers Ltd.	6,430	663,191
Tesla, Inc.(a)	2,454	642,039
Ulta Beauty, Inc.(a)	1,346	523,756
Whirlpool Corp.	5,277	564,639
Wolverine World Wide, Inc.	35,373	616,198
Wynn Resorts Ltd.	6,450	618,426
YETI Holdings, Inc.(a)	13,264	544,222
		24,088,775
Consumer Inelastic - 4.6%
Bunge Global SA	4,520	436,813
Church & Dwight Co., Inc.	4,416	462,444
Colgate-Palmolive Co.	4,298	446,175
Constellation Brands, Inc. - Class A	1,861	479,561
Costco Wholesale Corp.	528	468,083
CVS Health Corp.	7,955	500,210
Dole PLC	29,113	474,251
Energizer Holdings, Inc.	14,931	474,209
Lineage, Inc.	5,493	430,541
MercadoLibre, Inc.(a)	234	480,159
Molson Coors Beverage Co. - Class B	8,276	476,036
PepsiCo, Inc.	2,622	445,871
Target Corp.	2,941	458,384
United Natural Foods, Inc.(a)	30,169	507,442
Walgreens Boots Alliance, Inc.	51,600	462,336
		7,002,515
Nuts & Bolts - 7.7%
A O Smith Corp.	2,628	236,073
Applied Industrial Technologies, Inc.	994	221,791
Archer Aviation, Inc. - Class A(a)	64,404	195,144
Axon Enterprise, Inc.(a)	567	226,573
Boeing Co.(a)	1,274	193,699
BrightView Holdings, Inc.(a)	13,084	205,942
Caterpillar, Inc.	610	238,583
Chart Industries, Inc.(a)	1,717	213,148
Comfort Systems USA, Inc.	636	248,263
Delta Air Lines, Inc.	4,829	245,265
DocuSign, Inc.(a)	3,251	201,855
Eaton Corp. PLC	675	223,722
Elastic NV(a)	2,744	210,629

The accompanying notes are an integral part of these financial statements.

2

Optimize Strategy Index ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Nuts & Bolts - (Continued)
EMCOR Group, Inc.	570	$245,402
Enviri Corp.(a)	18,490	191,187
Equifax, Inc.	687	201,882
FedEx Corp.	710	194,313
Generac Holdings, Inc.(a)	1,464	232,600
Griffon Corp.	3,231	226,170
Honeywell International, Inc.	1,025	211,878
Hubbell, Inc.	540	231,309
Huntington Ingalls Industries, Inc.	714	188,767
JetBlue Airways Corp.(a)	37,943	248,906
Lincoln Electric Holdings, Inc.	1,099	211,030
Manhattan Associates, Inc.(a)	801	225,385
MRC Global, Inc.(a)	16,680	212,503
Oshkosh Corp.	1,980	198,416
PACCAR, Inc.	2,157	212,853
Parker-Hannifin Corp.	350	221,137
Paycom Software, Inc.	1,299	216,374
Paylocity Holding Corp.(a)	1,315	216,936
Pegasystems, Inc.	2,806	205,091
Pentair PLC	2,360	230,784
Phinia, Inc.	4,167	191,807
Pitney Bowes, Inc.	29,888	213,101
Quanta Services, Inc.	811	241,800
Republic Services, Inc.	949	190,597
REV Group, Inc.	7,717	216,539
Saia, Inc.(a)	478	209,010
SkyWest, Inc.(a)	2,668	226,833
Stagwell, Inc.(a)	29,978	210,446
Sterling Infrastructure, Inc.(a)	1,764	255,815
Tidewater, Inc.(a)	2,586	185,649
Trane Technologies PLC	587	228,185
Tutor Perini Corp.(a)	8,915	242,131
United Rentals, Inc.	294	238,061
Verisk Analytics, Inc.	742	198,826
Vertiv Holdings Co. - Class A	2,830	281,557
Westinghouse Air Brake Technologies Corp.	1,250	227,213
Woodward, Inc.	1,281	219,704
Workday, Inc. - Class A(a)	792	193,573
XPO, Inc.(a)	1,970	211,795
Xylem, Inc./NY	1,602	216,318
ZIM Integrated Shipping Services Ltd.	12,580	322,803
		11,905,373
Oil, Gas & Others - 1.1%
APA Corp.	3,537	86,515
Baker Hughes Co.	2,630	95,075
Cactus, Inc. - Class A	1,548	92,369
Delek US Holdings, Inc.	4,553	85,369
DT Midstream, Inc.	1,187	93,369
Kinetik Holdings, Inc.	1,935	87,578
New Fortress Energy, Inc.	7,721	70,184

	Shares	Value
NextDecade Corp.(a)	19,163	$90,258
Noble Corp. PLC	2,522	91,145
Oceaneering International, Inc.(a)	3,618	89,980
Primoris Services Corp.	1,753	101,814
Schlumberger NV	2,196	92,122
Targa Resources Corp.	609	90,138
TechnipFMC PLC	3,555	93,248
Valaris Ltd.(a)	1,543	86,022
Weatherford International PLC	991	84,156
Williams Cos., Inc.	2,015	91,985
World Kinect Corp.	3,231	99,870
		1,621,197
Pharma & Healthcare - 7.4%
89bio, Inc.(a)	25,145	186,073
AdaptHealth Corp.(a)	19,335	217,132
Akero Therapeutics, Inc.(a)	8,126	233,135
Align Technology, Inc.(a)	931	236,771
Apogee Therapeutics, Inc.(a)	4,361	256,164
Baxter International, Inc.	5,514	209,367
Cardinal Health, Inc.	1,920	212,198
Cassava Sciences, Inc.(a)	7,987	235,057
Cencora, Inc.	921	207,299
Clover Health Investments Corp.(a)	82,101	231,525
Cogent Biosciences, Inc.(a)	19,682	212,566
Cullinan Therapeutics, Inc.(a)	11,461	191,857
DaVita, Inc.(a)	1,434	235,075
Day One Biopharmaceuticals, Inc.(a)	15,102	210,371
Dyne Therapeutics, Inc.(a)	6,516	234,055
Edgewise Therapeutics, Inc.(a)	11,761	313,900
HealthEquity, Inc.(a)	2,702	221,159
ICON PLC(a)	713	204,852
IDEXX Laboratories, Inc.(a)	436	220,276
Incyte Corp.(a)	3,506	231,747
Insulet Corp.(a)	959	223,207
Intuitive Surgical, Inc.(a)	455	223,528
IQVIA Holdings, Inc.(a)	883	209,245
Jazz Pharmaceuticals PLC(a)	2,005	223,377
Krystal Biotech, Inc.(a)	1,119	203,692
Kura Oncology, Inc.(a)	11,160	218,066
Lantheus Holdings, Inc.(a)	2,118	232,451
LivaNova PLC(a)	4,378	230,020
Longboard Pharmaceuticals, Inc.(a)	5,911	197,014
Molina Healthcare, Inc.(a)	655	225,687
Neurocrine Biosciences, Inc.(a)	1,792	206,474
Organon & Co.	10,057	192,390
Owens & Minor, Inc.(a)	13,722	215,298
Penumbra, Inc.(a)	1,056	205,191
Quest Diagnostics, Inc.	1,406	218,282
Royalty Pharma PLC - Class A	7,526	212,911
Sana Biotechnology, Inc.(a)	41,800	173,888
Sarepta Therapeutics, Inc.(a)	1,677	209,441
Soleno Therapeutics, Inc.(a)	4,245	214,330
Sotera Health Co.(a)	13,168	219,906

The accompanying notes are an integral part of these financial statements.

3

Optimize Strategy Index ETF
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharma & Healthcare - (Continued)
STERIS PLC	895	$217,073
Stryker Corp.	597	215,672
Syndax Pharmaceuticals, Inc.(a)	11,222	216,024
Tenet Healthcare Corp.(a)	1,409	234,176
Thermo Fisher Scientific, Inc.	351	217,118
United Therapeutics Corp.(a)	625	223,969
UnitedHealth Group, Inc.	345	201,715
Universal Health Services, Inc. - Class B	899	205,880
Vera Therapeutics, Inc.(a)	5,748	254,061
Vertex Pharmaceuticals, Inc.(a)	460	213,937
West Pharmaceutical Services, Inc.	721	216,415
Zimmer Biomet Holdings, Inc.	1,965	212,122
		11,383,139
Real Estate - 2.2%
American Tower Corp.	596	138,606
Brookdale Senior Living, Inc.(a)	21,832	148,239
Camden Property Trust	1,153	142,430
CBRE Group, Inc. - Class A(a)	1,290	160,579
Digital Realty Trust, Inc.	984	159,241
EastGroup Properties, Inc.	762	142,357
Equinix, Inc.	177	157,111
Equity LifeStyle Properties, Inc.	1,981	141,325
eXp World Holdings, Inc.	12,547	176,787
Lamar Advertising Co. - Class A	1,149	153,507
Newmark Group, Inc. - Class A	10,042	155,952
Park Hotels & Resorts, Inc.	9,971	140,591
Pebblebrook Hotel Trust	11,353	150,200
Redfin Corp.(a)	15,133	189,616
Rexford Industrial Realty, Inc.	2,951	148,465
Ryman Hospitality Properties, Inc.	1,418	152,066
Sabra Health Care REIT, Inc.	8,167	151,988
SBA Communications Corp.	590	142,013
Simon Property Group, Inc.	890	150,428
Uniti Group, Inc.	27,564	155,461
Vornado Realty Trust	4,382	172,651
Welltower, Inc.	1,176	150,563
Weyerhaeuser Co.	4,785	162,020
		3,542,196
Water & Power - 0.7%
AES Corp.	4,698	94,242
Atmos Energy Corp.	619	85,861
Brookfield Renewable Corp. - Class A	2,749	89,782
Constellation Energy Corp.	486	126,369
DTE Energy Co.	656	84,237
Duke Energy Corp.	698	80,479
Edison International	877	76,378
Entergy Corp.	624	82,125
Hawaiian Electric Industries, Inc.(a)	7,004	67,799

	Shares	Value
NRG Energy, Inc.	1,100	$100,210
Southern Co.	921	83,056
Southwest Gas Holdings, Inc.	1,110	81,874
		1,052,412
TOTAL COMMON STOCKS (Cost $144,811,031)		153,927,825
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.82%(c)	590,171	590,171
TOTAL SHORT-TERM INVESTMENTS (Cost $590,171)		590,171
TOTAL INVESTMENTS - 100.0% (Cost $145,401,202)		154,517,996
Other Assets in Excess of Liabilities - 0.0%(d)		2,866
TOTAL NET ASSETS - 100.0%		$154,520,862

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

Optimize Strategy Index ETF
Statement of Assets and Liabilities
September 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$154,517,996
Dividends receivable	61,564
Interest receivable	2,993
Total assets	154,582,553
LIABILITIES:
Payable to adviser	61,691
Total liabilities	61,691
NET ASSETS	$ 154,520,862
Net Assets Consists of:
Paid-in capital	$141,444,654
Total distributable earnings	13,076,208
Total net assets	$ 154,520,862
Net assets	$154,520,862
Shares issued and outstanding(a)	5,400,000
Net asset value per share	$28.61
COST:
Investments, at cost	$145,401,202

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

Optimize Strategy Index ETF
Statement of Operations
For the Period Ended September 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$589,251
Less: Dividend withholding taxes	(6,530)
Less: Issuance fees	(117)
Interest income	14,354
Total investment income	596,958
EXPENSES:
Investment advisory fee	267,684
Total expenses	267,684
NET INVESTMENT INCOME	329,274
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,068,233)
In-kind redemptions	6,698,373
Net realized gain	3,630,140
Net change in unrealized appreciation on:
Investments	9,116,794
Net change in unrealized appreciation	9,116,794
Net realized and unrealized gain	12,746,934
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 13,076,208

The accompanying notes are an integral part of these financial statements.

6

Optimize Strategy Index ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$329,274
Net realized gain	3,630,140
Net change in unrealized appreciation	9,116,794
Net increase in net assets from operations	13,076,208
CAPITAL TRANSACTIONS:
Subscriptions	180,848,910
Redemptions	(39,409,080)
ETF transaction fees (See Note 1)	4,824
Net increase in net assets from capital transactions	141,444,654
NET INCREASE IN NET ASSETS	154,520,862
NET ASSETS:
Beginning of the period	—
End of the period	$ 154,520,862
CAPITAL SHARE TRANSACTIONS
Creates	6,800,000
Redeems	(1,400,000)
Total increase in shares outstanding	5,400,000

(a)	Inception date of the Fund was April 22, 2024.
The accompanying notes are an integral part of these financial statements.

7

Optimize Strategy Index ETF
Financial Highlights

Period Ended September 30, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.20
Net realized and unrealized gain on investments(c)	3.41
Total from investment operations	3.61
LESS DISTRIBUTIONS FROM:
Total distributions	—
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$28.61
TOTAL RETURN(e)	14.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$154,521
Ratio of expenses to average net assets(f)	0.50%
Ratio of net investment income to average net assets(f)	0.62%
Portfolio turnover rate(e)(g)	39%

(a)	Inception date of the Fund was April 22, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

Optimize Strategy Index ETF
Notes to Financial Statements
September 30, 2024 (Unaudited)
Note 1 – Organization
Optimize Strategy Index ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Sound Capital Solutions LLC (the “Advisor”) serves as the investment manager to the Fund and Optimize Financial Inc. (the “Sub-Advisor”) serves as sub-advisor. The inception date of the Fund was April 22, 2024. The investment objective of the Fund is to track the total return performance, before fees and expenses, of the Optimize Strategy Index.
Shares of the Fund are listed and traded on the NASDAQ Stock Market (“NASDAQ” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
Quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

9

Optimize Strategy Index ETF
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2024:

Description	Level 1	Level 2	Level 3	Total
Investments*
Common Stocks	$153,927,825	$ —	$ —	$153,927,825
Short-Term Investments	590,171	—	—	590,171
Total Investments	$154,517,996	$—	$—	$154,517,996

*	See the Schedule of Investments for further detail of investment classifications.
(B)
Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(C)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(D)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

10

Optimize Strategy Index ETF
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.50%. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund. Expenses of the Trust are allocated among the funds in the Trust equally or by other equitable means.
Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the Fund subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended September 30, 2024, were as follows:

Purchases	$ 69,625,868
Sales	$ 46,607,840
Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended September 30, 2024, were as follows:

Purchases In-Kind	$157,756,616
Sales In-Kind	$39,593,249

Note 5 – Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 6 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to September 30, 2024, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

11

Optimize Strategy Index ETF
Additional Information
September 30, 2024 (Unaudited)
Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.
Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-800-617-0004 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

12

Investment Advisor
Sound Capital Solutions LLC
175 W Jackson Blvd., Suite 240
Chicago, IL 60604
Investment Sub-Advisor
Optimize Financial Inc.
23212 Mill Creek Drive
Laguna Hills, CA 92653
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except those specified in the Fund’s Prospectus. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Fund’s most recent Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Optimize Strategy Index ETF

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

At a meeting held on November 29-30, 2023, the Board of Trustees (the “Board”) of Advisor Managed Portfolios (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement between Sound Capital Solutions LLC (the “Advisor”) and the Trust, on behalf of Optimize Strategy Index ETF (the “Fund”); and

•	the Sub-Advisory Agreement between the Advisor and Optimize Financial Inc. (the “Sub-Advisor”) with respect to the Fund.

The Board, including all Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, approved the Agreements on behalf of the Fund for an initial two-year term to begin upon the commencement of operations of the Fund.

Ahead of the meeting, the Board received and reviewed substantial information (including information obtained during a previous in person meeting with the Advisor and the Sub-Advisor) regarding the Fund, the Advisor and Sub-Advisor, and the services to be provided by the Advisor and Sub-Advisor to the Fund under the Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Board received and reviewed extensive information from the Advisor and Sub-Advisor relating to the Fund including information regarding portfolio managers and the resources of the Advisor and Sub-Advisor. The Independent Trustees were advised by independent legal counsel during the review process and met in executive session with counsel without representatives from the Advisor or Sub-Advisor present. In connection with their review, the Independent Trustees also received memoranda from independent legal counsel outlining their fiduciary duties and the legal standards applicable to the review of the Agreements.

In considering the Agreements, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•	In considering the nature, extent and quality of the services to be provided by each of the Advisor and Sub-Advisor, the Trustees considered the Advisor’s and Sub-Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Fund. As part of these considerations the Board noted the passive strategy of the Fund. The Board considered the Advisor’s oversight responsibilities as they relate to the Sub-Advisor, both in terms of investment and compliance monitoring, and the other services to be provided to the Fund by the Advisor. The Board also considered the Advisor’s and Sub-Advisor’s resources and compliance structure, including information regarding their respective compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan, as well as each one’s experience providing similar services to other clients. The Board concluded that the Advisor and Sub-Advisor each had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and Sub-Advisory Agreement, respectively, and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided were satisfactory and reliable.

•	The Board noted that the Fund had not yet commenced operations and concluded that past performance, therefore, was not a relevant factor in its deliberations.

•	The Trustees reviewed the anticipated cost of the Advisor’s and Sub-Advisor’s services, and the proposed structure and level of the Fund’s advisory fee as a unitary fee, including a comparison to fees charged by a peer group of funds. The Trustees noted that the Fund’s unitary fee was below the peer group advisory fee median and average. The Board considered that the Advisor would be responsible for paying the Sub-Advisor out of the unitary fee and that the sub-advisory fee reflected an arm’s-length negotiation between the Advisor and Sub-Advisor based on the nature of services to be provided. After reviewing the materials that were provided, the Trustees concluded that the fee to be charged to the Fund was fair and reasonable.

•	The Trustees considered the Advisor’s assertion that, through the Advisor’s commitment to use a unitary fee structure, economies of scale, if and when achieved, will be shared with the Fund. The Board noted that the unitary fee arrangement between the Advisor and the Trust with respect to the Fund would limit the fees paid by shareholders. The Trustees considered the possible growth in asset levels of the Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved by the Fund.

•	The Trustees considered the expected profitability of the Advisor and Sub-Advisor from managing the Fund. In assessing the Advisor’s and Sub-Advisor’s expected profitability, the Trustees reviewed the Advisor’s and Sub-Advisor’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Advisor and Sub-Advisor from managing the Fund. The Trustees concluded that the Advisor’s and Sub-Advisor’s expected profits from managing the Fund did not appear excessive and, after a review of the relevant financial information, the Advisor and Sub-Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/06/2024

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	12/06/2024